Segment Information: Schedule of allocation of total revenue by country (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of allocation of total revenue by country:
Schedule of allocation of total revenue by country

	2011	2010	2009
Russia	5,727,424	4,803,407	2,739,417
Europe	2,681,291	1,838,933	1,139,608
Asia	1,557,307	1,271,586	869,156
CIS	1,030,807	646,371	277,781
Middle East	916,088	908,694	585,446
USA	238,812	97,371	48,076
Other regions	394,556	179,674	94,662
Total	12,546,285	9,746,036	5,754,146